Stockholders' Equity/Deficiency (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Equity [Abstract]
Fair value of warrants
Expected Life:	1 Year

Expected volatility:	29.10%

Risk free interest rate:	0.25%
Expected dividends:	0%

Expected Life:	1 Year

Expected volatility:	29.10%

Risk free interest rate:	0.25%
Expected dividends:	0%

Summary of all warrant grants

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at September 30, 2011	1,000,000	$0.20
Granted	-	-
Exercised	425,000	0.20
Expired	-	-
Balance at June 30, 2012	575,000	$0.20
Warrants Exercisable at June 30, 2012	575,000	$0.20
Weighted Average Fair Value of Warrants Granted During 2011		$0.20

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance October 31, 2009	-	-
Granted	-	-
Exercised	-	-
Expired	-	-
Balance at September 30, 2010	-	-
Granted	1,000,000	$0.20
Exercised	-
Expired	-
Balance at September 30, 2011	1,000,000	$0.20
Warrants Exercisable at September 30, 2011	1,000,000	$0.20
Weighted Average Fair Value of Warrants Granted During 2011	-	$0.20

Summarized information about stock warrants

June 30, 2012 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$0.20	575,000	.74	$0.20	575,000	$0.20

June 30, 2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2011	Weighted Average Exercise Price
$0.20	1,000,000	1.67	$0.20	1,000,000	$0.20

2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at September 30, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at September 30, 2011	Weighted Average Exercise Price
$0.20	1,000,000	1.49	$0.20	1,000,000	$0.20

2010 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at September 30, 2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at September 30, 2010	Weighted Average Exercise Price
$-	-	-	$-	-	$-